UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 7.9%
30,175		Australia & New Zealand Banking Group Ltd.	$554,054	1.0
42,582		Coca-Cola Amatil Ltd.	273,796	0.5
96,500		Incitec Pivot Ltd.	239,962	0.4
81,535		Insurance Australia Group Ltd.	345,597	0.6
141,820	@	Metcash Ltd.	209,728	0.4
211,582		Nine Entertainment Co. Holdings Ltd.	185,636	0.3
12,472		Rio Tinto Ltd.	403,445	0.7
47,892		Santos Ltd.	155,668	0.3
164,491		Sigma Pharmaceuticals Ltd.	146,016	0.2
28,027	@	South32 Ltd.	31,515	0.0
182,403		Spark Infrastructure Group	302,924	0.5
81,462		Stockland	266,388	0.5
35,142		Suncorp Group Ltd.	329,040	0.6
18,277		Treasury Wine Estates Ltd.	136,395	0.2
116,603		Vicinity Centres	274,330	0.5
31,187		Westpac Banking Corp.	689,607	1.2
			4,544,101	7.9

		Austria: 0.2%
4,902		Erste Bank der Oesterreichischen Sparkassen AG	131,133	0.2

		Belgium: 0.3%
3,623		Ageas	146,360	0.3

		China: 11.0%
6,181	@	Alibaba Group Holding Ltd. ADR	506,842	0.9
45,500		Beijing Enterprises Holdings Ltd.	236,787	0.4
81,500		BOC Hong Kong Holdings Ltd.	250,933	0.4
838,000		China BlueChemical Ltd.	185,399	0.3
944,380		China Construction Bank	611,567	1.1
176,000		China Life Insurance Co., Ltd.	393,637	0.7
60,000		China Merchants Bank Co., Ltd.	122,784	0.2
35,000		China Mobile Ltd.	398,528	0.7
108,000		China Overseas Land & Investment Ltd.	324,746	0.6
397,400		China Petroleum & Chemical Corp.	270,185	0.5
138,000		China Resources Power Holdings Co.	216,722	0.4
210,000		China Unicom Hong Kong Ltd.	227,086	0.4
258,000		COSCO Pacific Ltd.	260,721	0.4
670,000		Datang International Power Generation Co., Ltd.	179,308	0.3
27,500		Hengan International Group Co., Ltd.	248,734	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
884,383		Industrial & Commercial Bank of China	$470,586	0.8
152,000		Jiangsu Expressway Co. Ltd.	207,948	0.4
202,000		Lenovo Group Ltd.	123,928	0.2
604,500		Parkson Retail Group Ltd.	56,814	0.1
320,000		PetroChina Co., Ltd.	219,067	0.4
123,000		Shanghai Industrial Holdings Ltd.	277,233	0.5
140,400		Shanghai Pharmaceuticals Holding Co. Ltd.	303,032	0.5
165,500		Shimao Property Holdings Ltd.	209,440	0.4
			6,302,027	11.0

		Denmark: 0.4%
79		AP Moller - Maersk A/S - Class B	101,588	0.2
24,636		TDC A/S	123,370	0.2
			224,958	0.4

		Finland: 0.3%
31,188		Nokia OYJ - Finland	178,270	0.3

		France: 9.0%
26,686		AXA S.A.	670,550	1.2
11,346		BNP Paribas	628,757	1.1
15,931		Carrefour S.A.	431,780	0.7
4,616		Casino Guichard Perrachon S.A.	274,672	0.5
8,072		Cie de Saint-Gobain	360,653	0.6
5,773		Eutelsat Communications	115,159	0.2
29,082		Orange SA	506,030	0.9
44,104		Engie SA	679,903	1.2
2,572		Danone	180,688	0.3
8,595		Metropole Television SA	157,807	0.3
6,716		Sanofi	552,001	0.9
6,901		Total S.A.	334,692	0.6
3,782		Vinci S.A.	284,822	0.5
			5,177,514	9.0

		Germany: 5.2%
1,063		Adidas AG	136,083	0.2
3,875		Bayer AG	369,040	0.6
6,523		Daimler AG	445,919	0.8
21,311		Deutsche Post AG	622,028	1.1
15,977		Deutsche Telekom AG	283,999	0.5
1,865		Linde AG	279,362	0.5
2,807		Muenchener Rueckversicherungs-Gesellschaft AG	527,723	0.9
3,940		SAP SE	319,097	0.6
			2,983,251	5.2

		Hong Kong: 3.3%
129,540		AIA Group Ltd.	760,673	1.3
32,193		CLP Holdings Ltd.	303,463	0.5
2,470,000	@	Emperor Watch & Jewellery Ltd.	46,910	0.1

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
840,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	$277,777	0.5
433		Link REIT	2,657	0.0
63,000		MTR Corp.	298,660	0.5
57,400		Television Broadcasts Ltd.	195,027	0.4
			1,885,167	3.3

		India: 5.1%
55,564		Coal India Ltd.	240,566	0.4
49,457		GAIL India Ltd.	272,109	0.5
20,291		HCL Technologies Ltd.	222,962	0.4
6,770		Hero Motocorp Ltd.	311,515	0.6
83,697		ICICI Bank Ltd.	301,750	0.5
27,463		Indiabulls Housing Finance Ltd.	292,960	0.5
55,399		ITC Ltd.	288,801	0.5
157,921		NTPC Ltd.	335,808	0.6
113,600		Punjab National Bank	133,195	0.2
17,727		Reliance Industries Ltd.	252,066	0.4
56,610		Tata Steel Ltd.	281,046	0.5
			2,932,778	5.1

		Indonesia: 0.2%
220,200		Indo Tambangraya Megah PT	141,145	0.2

		Ireland: 1.1%
21,655		CRH PLC - Dublin	658,553	1.1

		Italy: 2.6%
13,387		Assicurazioni Generali S.p.A.	194,034	0.4
128,914		Enel S.p.A.	584,538	1.0
9,922		ENI S.p.A.	151,320	0.3
139,438		Intesa Sanpaolo SpA - ISP	357,834	0.6
7,911		Prysmian S.p.A.	193,620	0.3
			1,481,346	2.6

		Macau: 0.4%
64,235		Sands China Ltd.	245,841	0.4

		Malaysia: 1.2%
256,728		Berjaya Sports Toto BHD	189,639	0.3
232,000		CIMB Group Holdings BHD	246,523	0.4
292,900		IJM Corp. BHD	247,571	0.5
			683,733	1.2

		Netherlands: 2.3%
6,500	#,@	ABN AMRO Group NV	132,364	0.2
6,302		Koninklijke DSM NV	375,135	0.7
33,232		Royal Dutch Shell PLC - Class B	797,783	1.4
			1,305,282	2.3

		Singapore: 0.4%
176,800		First Resources Ltd.	207,436	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 4.5%
33,332		DGB Financial Group, Inc.	$259,095	0.5
9,617		Hite Jinro Co. Ltd.	202,310	0.4
9,443		Hyundai Marine & Fire Insurance Co., Ltd.	250,350	0.4
10,558		KB Financial Group, Inc.	301,231	0.5
11,039		KT Corp.	297,905	0.5
6,551		LG Display Co., Ltd.	142,184	0.3
1,443		POSCO	251,984	0.4
593		Samsung Electronics Co., Ltd.	641,855	1.1
7,453		Shinhan Financial Group Co., Ltd.	247,169	0.4
			2,594,083	4.5

		Spain: 3.2%
24,171		Abertis Infraestructuras S.A.	369,885	0.6
24,054		Banco Santander SA	114,777	0.2
40,887		Banco Bilbao Vizcaya Argentaria S.A.	270,726	0.5
9,956		Ebro Foods SA	233,285	0.4
13,695	@	Indra Sistemas S.A.	156,123	0.3
24,293		Prosegur Cia de Seguridad SA	146,925	0.2
53,125	@	Telefonica S.A.	554,901	1.0
			1,846,622	3.2

		Sweden: 2.7%
13,062		Telefonaktiebolaget LM Ericsson	100,829	0.2
6,653		Svenska Cellulosa AB SCA	213,195	0.4
34,293		Svenska Handelsbanken AB	439,223	0.7
58,809		TeliaSonera AB	275,720	0.5
47,858		Volvo AB - B Shares	533,030	0.9
			1,561,997	2.7

		Switzerland: 6.2%
5,483		Cie Financiere Richemont SA	323,182	0.6
8,760		Credit Suisse Group AG	120,621	0.2
2,769		LafargeHolcim Ltd.	124,645	0.2
5,504		Nestle S.A.	406,744	0.7
9,351		Novartis AG	743,147	1.3
2,955		Roche Holding AG	776,149	1.3
158		SGS S.A.	337,353	0.6
28,198		UBS Group AG	435,636	0.8
1,129		Zurich Insurance Group AG	273,243	0.5
			3,540,720	6.2

		Taiwan: 3.1%
25,000		Catcher Technology Co., Ltd.	189,485	0.3
194,000		Cathay Financial Holding Co., Ltd.	223,576	0.4
556,280		CTBC Financial Holding Co. Ltd.	291,226	0.5
23,612		MediaTek, Inc.	159,121	0.3
107,000		Quanta Computer, Inc.	189,903	0.3

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
120,363	Taiwan Semiconductor Manufacturing Co., Ltd.	$575,903	1.0
77,000	TPK Holding Co. Ltd.	154,310	0.3
		1,783,524	3.1

	Thailand: 0.5%
37,000	PTT PCL-Foreign	310,377	0.5

	United Kingdom: 14.5%
2,628	AstraZeneca PLC	153,375	0.3
59,342	Aviva PLC	386,126	0.7
171,442	Barclays PLC	451,195	0.8
50,238	BP PLC	259,100	0.4
12,128	Diageo PLC	329,096	0.6
6,663	easyJet PLC	147,803	0.3
39,003	GlaxoSmithKline PLC	815,118	1.4
42,134	HSBC Holdings PLC (GBP)	272,332	0.5
38,800	HSBC Holdings PLC (HKD)	252,213	0.4
131,035	J Sainsbury PLC	509,441	0.9
117,541	Kingfisher PLC	623,902	1.1
17,000	Land Securities Group PLC	286,514	0.5
344,788	Lloyds Banking Group Plc	358,907	0.6
76,353	Mitie Group PLC	311,694	0.5
13,095	Rio Tinto PLC	364,928	0.6
13,237	Rolls-Royce Holdings PLC	118,694	0.2
939,827	@ Rolls-Royce Holdings PLC - C shares	1,361	0.0
60,540	RSA Insurance Group PLC	428,566	0.7
13,986	SSE PLC	309,938	0.5
32,508	Segro PLC	205,730	0.4
17,240	Smiths Group PLC	279,968	0.5
14,639	Standard Chartered PLC	111,828	0.2
54,799	Tate & Lyle PLC	499,118	0.9
5,940	Unilever PLC	270,566	0.5
24,569	UBM PLC	209,224	0.4
15,615	WPP PLC	360,112	0.6
		8,316,849	14.5

	United States: 11.7%
11,351	AbbVie, Inc.	714,319	1.2
15,774	AT&T, Inc.	617,552	1.1
28,497	Cisco Systems, Inc.	827,838	1.4
5,306	Cummins, Inc.	607,378	1.1
11,556	Dow Chemical Co.	593,516	1.0
10,307	JPMorgan Chase & Co.	672,738	1.2
7,795	Kraft Heinz Co.	648,466	1.1
5,019	McDonald's Corp.	612,619	1.1
6,496	Occidental Petroleum Corp.	490,058	0.9
2,523	Simon Property Group, Inc.	498,646	0.9
7,502	Valero Energy Corp.	410,359	0.7
		6,693,489	11.7

	Total Common Stock
	(Cost $64,061,033)	55,876,556	97.3
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 1.0%
	South Korea: 1.0%
856	Hyundai Motor Co.	$71,114	0.1
2,271	Hyundai Motor Co.- Series 2	199,898	0.3
363	Samsung Electronics Co., Ltd. - Pref	323,146	0.6

	Total Preferred Stock
	(Cost $504,773)	594,158	1.0

RIGHTS: 0.0%
	Spain: 0.0%
24,171	@ Abertis Infraestructuras SA	18,530	0.0

	Total Rights
	(Cost $–)	18,530	0.0

	Total Investments in Securities (Cost $64,565,806)	$56,489,244	98.3
	Assets in Excess of Other Liabilities	972,249	1.7
	Net Assets	$57,461,493	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $64,579,814.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,075,182
Gross Unrealized Depreciation	(11,165,752)

Net Unrealized Depreciation	$(8,090,570)

Sector Diversification	Percentage of Net Assets
Financials	28.9%
Industrials	10.3
Consumer Staples	9.8
Information Technology	8.5
Consumer Discretionary	7.9
Health Care	7.7
Energy	7.0
Materials	6.4
Telecommunication Services	6.3
Utilities	5.5
Rights*	0.0
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

* Amount is less than 0.05%.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,544,101	$–	$4,544,101
Austria	–	131,133	–	131,133
Belgium	–	146,360	–	146,360
China	506,842	5,795,185	–	6,302,027
Denmark	–	224,958	–	224,958
Finland	–	178,270	–	178,270
France	–	5,177,514	–	5,177,514
Germany	–	2,983,251	–	2,983,251
Hong Kong	–	1,885,167	–	1,885,167
India	–	2,932,778	–	2,932,778
Indonesia	–	141,145	–	141,145
Ireland	–	658,553	–	658,553
Italy	–	1,481,346	–	1,481,346
Macau	–	245,841	–	245,841
Malaysia	437,210	246,523	–	683,733
Netherlands	–	1,305,282	–	1,305,282
Singapore	–	207,436	–	207,436
South Korea	–	2,594,083	–	2,594,083
Spain	–	1,846,622	–	1,846,622
Sweden	–	1,561,997	–	1,561,997
Switzerland	–	3,540,720	–	3,540,720
Taiwan	–	1,783,524	–	1,783,524
Thailand	–	310,377	–	310,377
United Kingdom	–	8,316,849	–	8,316,849
United States	6,693,489	–	–	6,693,489
Total Common Stock	7,637,541	48,239,015	–	55,876,556
Preferred Stock	–	594,158	–	594,158
Rights	18,530	–	–	18,530
Total Investments, at fair value	$7,656,071	$48,833,173	$–	$56,489,244
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(636,978)	$–	$(636,978)
Total Liabilities	$–	$(636,978)	$–	$(636,978)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2016, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
900	Societe Generale	Call on S&P/ASX 200 Index	5,241.840	AUD	06/02/16	$61,548	$(90,145)
1,610	Societe Generale	Call on EURO STOXX 50® Index	2,907.340	EUR	06/02/16	135,823	(277,708)
610	Societe Generale	Call on FTSE 100 Index	6,077.949	GBP	06/02/16	100,576	(134,425)
800	Deutsche Bank AG	Call on Hang Seng Index	20,258.340	HKD	06/02/16	44,591	(56,881)
9,000,000	Goldman Sachs & Co.	Call on Korea Stock Exchange KOSPI 200 Index	243.393	KRW	06/02/16	21,967	(7,788)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
6,400	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	8,177.460	TWD	06/02/16	$22,730	$(70,031)
		Total Written OTC Options				$387,235	$(636,978)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$636,978
Total Liability Derivatives		$636,978

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

	Deutsche Bank AG	Goldman Sachs & Co.	Societe Generale	Totals
Liabilities:
Written options	$56,881	$7,788	$572,309	$636,978
Total Liabilities	$56,881	$7,788	$572,309	$636,978

Net OTC derivative instruments by counterparty, at fair value	$(56,881)	$(7,788)	$(572,309)	(636,978)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(56,881)	$(7,788)	$(572,309)	$(636,978)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016